Deferred Revenue (Details Textual) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 29, 2013 Nissan [Member]	Dec. 31, 2013 Nissan [Member]	Dec. 31, 2013 NYSERDA [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 890,486	$ 54,743		$ 781,521	$ 72,288
Grant and rebate revenue	90,796	5,595
Deferred revenue recognized amount			782,880	1,359	9,171
Contract receivable					$ 399,110